Financial risk management (Tables)	12 Months Ended
Mar. 31, 2023
Financial Risk Management [Abstract]
Disclosure of treasury credit risk	As at 31 March 2023, the following limits were in place for investments and derivative financial instruments held with banks and financial institutions:

	Maximum limit £m	Utilisation of maximum limit £m	Long-term limit £m	Utilisation of long-term limit £m
Triple ‘A’ G7 sovereign entities (AAA)	2,502	—	1,877	—
Triple ‘A’ vehicles (AAA)	500	—	—	—
Triple ‘A’ range institutions and non-G7 sovereign entities (AAA)	2,275	—	1,706	—
Double ‘A+’ G7 sovereign entities (AA+)	2,275	—	1,706	—
Double ‘A’ range institutions (AA)	1,365 to 1,820	27 to 238	1,024 to 1,365	18 to 222
Single ‘A’ range institutions (A)	455 to 910	8 to 498	341 to 682	6 to 340

Disclosure of offsetting of financial assets and financial liabilities

				Related amounts available to be offset but not offset in statement of financial position
At 31 March 2023	Gross carrying amounts £m	Gross amounts offset £m	Net amount presented in statement of financial position £m	Financial instruments £m	Cash collateral received/ pledged £m	Net amount £m
Assets
Financing derivatives	363	—	363	(204)	(76)	83
Commodity contract derivatives	66	—	66	(28)	—	38
	429	—	429	(232)	(76)	121
Liabilities
Financing derivatives	(1,119)	—	(1,119)	204	681	(234)
Commodity contract derivatives	(174)	—	(174)	28	19	(127)
	(1,293)	—	(1,293)	232	700	(361)

	(864)	—	(864)	—	624	(240)

				Related amounts available to be offset but not offset in statement of financial position
At 31 March 2022	Gross carrying amounts £m	Gross amounts offset £m	Net amount presented in statement of financial position £m	Financial instruments £m	Cash collateral received/ pledged £m	Net amount £m
Assets
Financing derivatives	298	—	298	(136)	(55)	107
Commodity contract derivatives	289	—	289	(8)	(50)	231
	587	—	587	(144)	(105)	338
Liabilities
Financing derivatives	(991)	—	(991)	136	771	(84)
Commodity contract derivatives	(22)	—	(22)	8	3	(11)
	(1,013)	—	(1,013)	144	774	(95)

	(426)	—	(426)	—	669	243

Disclosure of maturity analysis for financial liabilities and derivatives
The following is a payment profile of our financial liabilities and derivatives:

At 31 March 2023	Less than 1 year £m	1 to 2 years £m	2 to 3 years £m	More than 3 years £m	Total £m
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(2,433)	(2,722)	(2,614)	(33,866)	(41,635)
Interest payments on borrowings[1]	(1,220)	(1,244)	(1,148)	(15,301)	(18,913)
Lease liabilities	(118)	(102)	(86)	(610)	(916)
Other non-interest-bearing liabilities	(4,232)	(416)	—	—	(4,648)
Contingent consideration	(19)	—	—	—	(19)
Derivative financial liabilities
Financing derivatives – receipts[2]	1,174	2,154	2,381	7,364	13,073
Financing derivatives – payments[2]	(1,461)	(2,483)	(2,705)	(8,335)	(14,984)
Commodity contract derivatives – receipts[2]	11	9	1	—	21
Commodity contract derivatives – payments[2]	(126)	(35)	(11)	(1)	(173)
Derivative financial assets
Financing derivatives – receipts[2]	4,757	701	745	3,299	9,502
Financing derivatives – payments[2]	(4,679)	(676)	(719)	(3,183)	(9,257)
Commodity contract derivatives – receipts[2]	48	11	—	—	59
Commodity contract derivatives – payments[2]	(11)	(6)	(3)	—	(20)
	(8,309)	(4,809)	(4,159)	(50,633)	(67,910)

At 31 March 2022	Less than 1 year £m	1 to 2 years £m	2 to 3 years £m	More than 3 years £m	Total £m
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(11,589)	(1,322)	(2,468)	(28,119)	(43,498)
Interest payments on borrowings[1]	(970)	(928)	(883)	(12,525)	(15,306)
Lease liabilities	(132)	(96)	(79)	(366)	(673)
Other non-interest-bearing liabilities	(3,979)	(336)	—	—	(4,315)
Contingent consideration	(37)	(8)	—	—	(45)
Derivative financial liabilities
Financing derivatives – receipts[2]	3,149	1,008	2,075	4,726	10,958
Financing derivatives – payments[2]	(3,401)	(1,189)	(2,336)	(5,468)	(12,394)
Commodity contract derivatives – receipts[2]	1	1	—	—	2
Commodity contract derivatives – payments[2]	(29)	2	(1)	—	(28)
Derivative financial assets
Financing derivatives – receipts[2]	4,512	316	1,427	464	6,719
Financing derivatives – payments[2]	(4,405)	(282)	(1,313)	(405)	(6,405)
Commodity contract derivatives – receipts[2]	234	37	3	—	274
Commodity contract derivatives – payments[2]	(52)	(8)	(3)	—	(63)
	(16,698)	(2,805)	(3,578)	(41,693)	(64,774)
1.The interest on borrowings is calculated based on borrowings held at 31 March without taking account of future issues. Floating rate interest is estimated using a forward interest rate curve as at 31 March. Payments are included on the basis of the earliest date on which the Company can be required to settle.
2.The receipts and payments line items for derivatives comprise gross undiscounted future cash flows, after considering any contractual netting that applies within individual contracts. Where cash receipts and payments within a derivative contract are settled net, and the amount to be received/(paid) exceeds the amount to be paid/(received), the net amount is presented within derivative receipts/(payments).

Disclosure of nature and extent of risks arising from financial instruments
Derivative financial instruments were used to manage foreign currency risk as follows:

	2023					2022
	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m
Cash and cash equivalents	96	14	53	—	163	111	—	93	—	204
Financial investments	1,031	—	1,574	—	2,605	1,725	—	1,420	—	3,145
Borrowings	(14,473)	(11,045)	(15,741)	(1,726)	(42,985)	(22,910)	(7,052)	(14,118)	(1,385)	(45,465)
Pre-derivative position	(13,346)	(11,031)	(14,114)	(1,726)	(40,217)	(21,074)	(7,052)	(12,605)	(1,385)	(42,116)
Derivative effect	(6,751)	10,733	(6,476)	1,738	(756)	(1,378)	6,849	(7,570)	1,406	(693)
Net debt position	(20,097)	(298)	(20,590)	12	(40,973)	(22,452)	(203)	(20,175)	21	(42,809)
The currency exposure on other financial instruments is as follows:

	2023					2022
	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m
Trade and other receivables	448	—	1,881	—	2,329	407	—	1,788	—	2,195
Trade and other payables	(1,624)	—	(2,629)	—	(4,253)	(1,459)	—	(2,554)	—	(4,013)
Other non-current liabilities	(147)	—	(269)	—	(416)	(90)	—	(253)	—	(343)
The table below sets out the sensitivity analysis for certain areas of estimation uncertainty set out in note 1F. These estimates are those that have a significant risk of resulting in a material adjustment to the carrying values of assets and liabilities in the next year. Note that the sensitivity analysis for the useful economic lives of our gas network assets is included in note 13.

	2023			2022
	Assumptions used¹	Income statement £m	Net assets £m	Assumptions used	Income statement £m	Net assets £m
Pensions and other post-retirement benefit liabilities (pre tax)²:
UK discount rate change³	1%	29	1,264	0.5%	12	1,002
US discount rate change³	1%	26	977	0.5%	16	650
UK inflation rate change⁴	1%	8	933	0.5%	11	733
UK long-term rate of increase in salaries change	1%	4	50	0.5%	4	88
US long-term rate of increase in salaries change	1%	4	57	0.5%	3	41
UK change to life expectancy at age 65[5]	one year	2	441	one year	4	635
US change to life expectancy at age 65	one year	3	344	one year	3	444
Assumed US healthcare cost trend rates change	1%	24	324	1%	24	414

Environmental provision:
Change in the real discount rate	1.0%	159	159	0.5%	81	81
Change in estimated future cash flows	20%	378	378	10%	188	188
1.We have increased the assumption used in our sensitivity analysis this year from 0.5% to 1.0% in light of the recent quantum of market movements.
2.The changes shown are a change in the annual pension and other post-retirement benefit service charge and change in the defined benefit obligations.
3.A change in the discount rate is likely to occur as a result of changes in bond yields and as such would be expected to be offset to a significant degree by a change in the value of the bond assets held by the plans. In the UK, there would also be a £188 million (2022: £164 million) net assets offset from the buy-in policies, where the accounting value of the buy‑in asset is set equal to the associated liabilities.
4.The projected impact resulting from a change in RPI reflects the underlying effect on pensions in payment, pensions in deferment and resultant increases in salary assumptions. The buy‑in policies would have a £164 million (2022: £119 million) net assets offset to the above.
5.In the UK, the buy-in policies and the longevity swap entered into would have a £136 million (2022: £111 million) net assets offset to the above.

	2023			2022
	Assumptions used¹	Income statement £m	Other equity reserves £m	Assumptions used	Income statement £m	Other equity reserves £m
Financial risk (post tax):
UK inflation change²	1%	35	—	0.5%	18	—
UK interest rates change	1%	34	361	0.5%	41	134
US interest rates change	1%	14	50	0.5%	4	8
US dollar exchange rate change³	10%	51	291	10%	43	397
1. 1% has been used for sensitivity analysis this year as opposed to 0.5% in the prior year, due to the quantum of market rate movements during the year which mean it is considered that 1% is a more appropriate measure for the year ended 31 March 2023.
2.Excludes sensitivities to LPI curve. Further details on sensitivities are provided in note 32(g).
3.The other equity reserves impact does not reflect the exchange translation in our US subsidiaries’ net assets. It is estimated this would change by £1,680 million (2022: £1,670 million) in the opposite direction if the dollar exchange rate changed by 10%.
Our commodity contract derivatives are sensitive to price risk. Additional sensitivities in respect to commodity price risk and to our derivative fair values are as follows:

	2023			2022
	Assumptions used	Income statement £m	Net assets £m	Assumptions used	Income statement £m	Net assets £m
Commodity price risk (post tax):
Increase in commodity prices	10%	49	49	10%	53	53
Decrease in commodity prices	10%	(40)	(40)	10%	(54)	(54)

Assets and liabilities carried at fair value (post tax):
Fair value change in derivative financial instruments¹	10%	(60)	(60)	10%	(55)	(55)
Fair value change in commodity contract derivative liabilities	10%	(8)	(8)	10%	20	20
1.The effect of a 10% change in fair value assumes no hedge accounting
Disclosure of financial instruments by type of interest rate
Net debt was managed using derivative financial instruments to hedge interest rate risk as follows:

	2023					2022
	Fixed rate £m	Floating rate £m	Inflation linked £m	Other[1] £m	Total £m	Fixed rate £m	Floating rate £m	Inflation linked £m	Other[1] £m	Total £m
Cash and cash equivalents	53	110	—	—	163	82	118	—	4	204
Financial investments	—	2,569	—	36	2,605	—	3,107	—	38	3,145
Borrowings	(36,631)	(1,744)	(4,610)	—	(42,985)	(30,616)	(10,484)	(4,365)	—	(45,465)
Pre-derivative position	(36,578)	935	(4,610)	36	(40,217)	(30,534)	(7,259)	(4,365)	42	(42,116)
Derivative effect	4,213	(4,869)	(100)	—	(756)	2,860	(3,366)	(187)	—	(693)
Net debt position	(32,365)	(3,934)	(4,710)	36	(40,973)	(27,674)	(10,625)	(4,552)	42	(42,809)
1.Represents financial instruments which are not directly affected by interest rate risk, such as investments in equity or other similar financial instruments.

Disclosure of detailed information about hedging instruments
In accordance with the requirements of IFRS 7, certain additional information about hedge accounting is disaggregated by risk type and hedge designation type in the tables below:

Year ended 31 March 2023	Fair value hedges of foreign currency and interest rate risk £m	Cash flow hedges of foreign currency and interest rate risk £m	Cash flow hedges of foreign currency risk £m	Net investment hedges £m
Consolidated statement of comprehensive income
Net gains/(losses) in respect of:
Cash flow hedges	—	136	10	—
Cost of hedging	4	4	—	(24)
Net investment hedges	—	—	—	(198)

Transferred to profit or loss in respect of:
Cash flow hedges	—	(136)	—	—
Cost of hedging	—	—	—	1
Reclassification of foreign currency translation reserve¹	—	—	—	373

Consolidated statement of changes in equity
Other equity reserves – cost of hedging balances	(11)	(12)	—	(27)

Consolidated statement of financial position
Derivatives – carrying value of hedging instruments²
Assets – current	—	—	6	52
Assets – non-current	25	166	1	—
Liabilities – current	(43)	(39)	(6)	—
Liabilities – non-current	(559)	(248)	(1)	(15)

Profiles of the significant timing, price and rate information of hedging instruments
Maturity range	Aug 2023 – Sep 2044	Jul 2024 – Nov 2040	Apr 2023 – May 2029	Jun 2023 – Sep 2027
Spot foreign exchange range:
GBP:USD	n/a	1.30 – 1.66	1.20 – 1.36	1.18 – 1.22
GBP:EUR	1.11 – 1.20	1.08 – 1.24	1.10 – 1.20	1.12 – 1.13
EUR:USD	1.13 – 1.17	1.13 – 1.15	n/a	n/a
Interest rate range:
GBP	SONIA +84bps/+374bps	0.976% – 7.410%	n/a	n/a
USD	LIBOR +68bps/ SOFR +126bps	2.095% – 3.864%	n/a	n/a
1.The reclassification of the net investment hedge on the disposals of NECO and Millennium Pipeline Company LLC has been included within Other operating income.
2.The use of derivatives may entail a derivative transaction qualifying for more than one hedge type designation under IFRS 9. Therefore, the derivative amounts in the table above are grossed up by hedge type, whereas they are presented net at an instrument level in the statement of financial position.

Year ended 31 March 2022	Fair value hedges of foreign currency and interest rate risk £m	Cash flow hedges of foreign currency and interest rate risk £m	Cash flow hedges of foreign currency risk £m	Net investment hedges £m
Consolidated statement of comprehensive income
Net gains/(losses) in respect of:
Cash flow hedges	—	(103)	(1)	—
Cost of hedging	(7)	16	—	(7)
Net investment hedges	—	—	—	(125)

Transferred to profit or loss in respect of:
Cash flow hedges	—	43	—	—
Cost of hedging	1	—	—	(2)

Consolidated statement of changes in equity
Other equity reserves – cost of hedging balances	(15)	(16)	—	(3)

Consolidated statement of financial position
Derivatives – carrying value of hedging instruments[1]
Assets – current	—	—	1	10
Assets – non-current	49	67	1	82
Liabilities – current	(21)	(22)	(37)	(16)
Liabilities – non-current	(310)	(303)	(8)	—

Profiles of the significant timing, price and rate information of hedging instruments
Maturity range	Jul 2022 – Sep 2044	Jun 2022 – Nov 2040	Apr 2022 – Feb 2027	Sep 2022 – Sep 2027
Spot foreign exchange range:
GBP:USD	n/a	1.30 – 1.66	1.34 – 1.41	1.22 – 1.34
GBP:EUR	1.11 – 1.24	1.08 – 1.24	1.04 – 1.19	1.18
EUR:USD	1.13 – 1.17	1.13 – 1.15	n/a	n/a
Interest rate range:
GBP	SONIA +84bps/+374bps	0.976% – 7.410%	n/a	n/a
USD	LIBOR –68bps/+115bps	2.095% – 3.864%	n/a	n/a
1.The use of derivatives may entail a derivative transaction qualifying for more than one hedge type designation under IFRS 9. Therefore, the derivative amounts in the table above are grossed up by hedge type, whereas they are presented net at an instrument level in the statement of financial position.
The following tables show the effects of hedge accounting on financial position and year-to-date performance for each type of hedge. These tables also present notional values of hedging instruments (and equal hedged exposures) impacted by IFRS 9 Interest Rate Benchmark Reform amendments.
(i) Fair value hedges of foreign currency and interest rate risk on recognised borrowings:

As at 31 March 2023		Balance of fair value hedge adjustments in borrowings		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings[1,2]	(4,779)	789	(43)	398	(351)	47
1.The carrying value of the hedged borrowings is £4,042 million, of which £511 million is current and £3,531 million is non-current.
2.Included within the hedging instrument notional balance is £859 million impacted by Interest Rate Benchmark Reform amendments which are still to be transitioned.

As at 31 March 2022		Balance of fair value hedge adjustments in borrowings		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings[1,2]	(3,362)	437	(55)	340	(301)	39
1.The carrying value of the hedged borrowings was £2,966 million, of which £nil was current and £2,966 million was non-current.
2.Included within the hedging instrument notional balance was £2,556 million impacted by Interest Rate Benchmark Reform amendments with £806 million still to be transitioned.
(ii) Cash flow hedges of foreign currency and interest rate risk:

As at 31 March 2023		Balance in cash flow hedge reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings	(9,357)	(73)	—	149	(154)	(5)
Foreign currency risk on forecast cash flows	(537)	(3)	—	(35)	35	—

As at 31 March 2022		Balance in cash flow hedge reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings[1]	(6,287)	(48)	—	74	(74)	—
Foreign currency risk on forecast cash flows	(835)	(40)	1	18	(18)	—
1.Included within the hedging instrument notional balance was £100 million impacted by Interest Rate Benchmark Reform amendments.
(iii) Net investment hedges of foreign currency risk:

As at 31 March 2023		Balance in translation reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Currency risk on foreign operations	(3,095)	(129)	(2,457)	198	(198)	—

As at 31 March 2022		Balance in translation reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Currency risk on foreign operations[1]	(3,489)	(125)	(2,643)	125	(125)	—
1.Included within the hedging instrument notional balance was £nil impacted by Interest Rate Benchmark Reform amendments.

Disclosure of detailed information about hedged items
The following tables show the effects of hedge accounting on financial position and year-to-date performance for each type of hedge. These tables also present notional values of hedging instruments (and equal hedged exposures) impacted by IFRS 9 Interest Rate Benchmark Reform amendments.
(i) Fair value hedges of foreign currency and interest rate risk on recognised borrowings:

As at 31 March 2023		Balance of fair value hedge adjustments in borrowings		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings[1,2]	(4,779)	789	(43)	398	(351)	47
1.The carrying value of the hedged borrowings is £4,042 million, of which £511 million is current and £3,531 million is non-current.
2.Included within the hedging instrument notional balance is £859 million impacted by Interest Rate Benchmark Reform amendments which are still to be transitioned.

As at 31 March 2022		Balance of fair value hedge adjustments in borrowings		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings[1,2]	(3,362)	437	(55)	340	(301)	39
1.The carrying value of the hedged borrowings was £2,966 million, of which £nil was current and £2,966 million was non-current.
2.Included within the hedging instrument notional balance was £2,556 million impacted by Interest Rate Benchmark Reform amendments with £806 million still to be transitioned.
(ii) Cash flow hedges of foreign currency and interest rate risk:

As at 31 March 2023		Balance in cash flow hedge reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings	(9,357)	(73)	—	149	(154)	(5)
Foreign currency risk on forecast cash flows	(537)	(3)	—	(35)	35	—

As at 31 March 2022		Balance in cash flow hedge reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings[1]	(6,287)	(48)	—	74	(74)	—
Foreign currency risk on forecast cash flows	(835)	(40)	1	18	(18)	—
1.Included within the hedging instrument notional balance was £100 million impacted by Interest Rate Benchmark Reform amendments.
(iii) Net investment hedges of foreign currency risk:

As at 31 March 2023		Balance in translation reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Currency risk on foreign operations	(3,095)	(129)	(2,457)	198	(198)	—

As at 31 March 2022		Balance in translation reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Currency risk on foreign operations[1]	(3,489)	(125)	(2,643)	125	(125)	—
1.Included within the hedging instrument notional balance was £nil impacted by Interest Rate Benchmark Reform amendments.

Disclosure of fair value measurement of assets

	2023				2022
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Assets
Investments held at FVTPL	1,764	—	452	2,216	2,292	—	417	2,709
Investments held at FVOCI[1]	—	407	—	407	—	413	—	413
Financing derivatives	—	341	22	363	—	298	—	298
Commodity contract derivatives	—	62	4	66	—	238	51	289
	1,764	810	478	3,052	2,292	949	468	3,709
Liabilities
Financing derivatives	—	(997)	(122)	(1,119)	—	(804)	(187)	(991)
Commodity contract derivatives	—	(134)	(40)	(174)	—	(15)	(7)	(22)
Contingent consideration[2]	—	—	(19)	(19)	—	—	(41)	(41)
	—	(1,131)	(181)	(1,312)	—	(819)	(235)	(1,054)
	1,764	(321)	297	1,740	2,292	130	233	2,655
1.Investments held includes instruments which meet the criteria of IFRS 9 or IAS 19.
2.Contingent consideration relates to the acquisition of National Grid Renewables.
he changes in value of our Level 3 financial instruments are as follows:

	Financing derivatives		Commodity contract derivatives		Other[3]		Total
	2023	2022	2023	2022	2023	2022	2023	2022
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 April	(187)	(183)	44	(12)	376	183	233	(12)
Net gains/(losses) for the year[1,2]	87	(4)	(18)	56	(2)	102	67	154
Purchases	—	—	(56)	17	59	93	3	110
Settlements	—	—	(6)	(17)	—	(2)	(6)	(19)
At 31 March	(100)	(187)	(36)	44	433	376	297	233
1.Gain of £87 million (2022: £4 million loss) is attributable to derivative financial instruments held at the end of the reporting period and has been recognised in finance costs in the consolidated income statement.
2.Loss of £41 million (2022: £27 million gain) is attributable to commodity contract derivative financial instruments held at the end of the reporting period and have been recognised in other operating costs in the consolidated income statement.
3.Other comprises our investments in Sunrun Neptune 2016 LLC and the investments made by National Grid Partners, which are accounted for at fair value through profit and loss as well as the contingent consideration arising from the acquisition of National Grid Renewables. Net gains and losses are recognised within finance income and costs in the consolidated income statement.

Disclosure of fair value measurement of liabilities

	2023				2022
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Assets
Investments held at FVTPL	1,764	—	452	2,216	2,292	—	417	2,709
Investments held at FVOCI[1]	—	407	—	407	—	413	—	413
Financing derivatives	—	341	22	363	—	298	—	298
Commodity contract derivatives	—	62	4	66	—	238	51	289
	1,764	810	478	3,052	2,292	949	468	3,709
Liabilities
Financing derivatives	—	(997)	(122)	(1,119)	—	(804)	(187)	(991)
Commodity contract derivatives	—	(134)	(40)	(174)	—	(15)	(7)	(22)
Contingent consideration[2]	—	—	(19)	(19)	—	—	(41)	(41)
	—	(1,131)	(181)	(1,312)	—	(819)	(235)	(1,054)
	1,764	(321)	297	1,740	2,292	130	233	2,655
1.Investments held includes instruments which meet the criteria of IFRS 9 or IAS 19.
2.Contingent consideration relates to the acquisition of National Grid Renewables.
he changes in value of our Level 3 financial instruments are as follows:

	Financing derivatives		Commodity contract derivatives		Other[3]		Total
	2023	2022	2023	2022	2023	2022	2023	2022
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 April	(187)	(183)	44	(12)	376	183	233	(12)
Net gains/(losses) for the year[1,2]	87	(4)	(18)	56	(2)	102	67	154
Purchases	—	—	(56)	17	59	93	3	110
Settlements	—	—	(6)	(17)	—	(2)	(6)	(19)
At 31 March	(100)	(187)	(36)	44	433	376	297	233
1.Gain of £87 million (2022: £4 million loss) is attributable to derivative financial instruments held at the end of the reporting period and has been recognised in finance costs in the consolidated income statement.
2.Loss of £41 million (2022: £27 million gain) is attributable to commodity contract derivative financial instruments held at the end of the reporting period and have been recognised in other operating costs in the consolidated income statement.
3.Other comprises our investments in Sunrun Neptune 2016 LLC and the investments made by National Grid Partners, which are accounted for at fair value through profit and loss as well as the contingent consideration arising from the acquisition of National Grid Renewables. Net gains and losses are recognised within finance income and costs in the consolidated income statement.

Schedule of impacts of reasonably possible changes in significant level 3 assumptions
The impacts on a post-tax basis of reasonably possible changes in significant Level 3 assumptions are as follows:

	Financing derivatives		Commodity contract derivatives		Other[3]
	2023	2022	2023	2022	2023	2022
	£m	£m	£m	£m	£m	£m
10% increase in commodity prices[1]	—	—	5	9	—	—
10% decrease in commodity prices[1]	—	—	(6)	(8)	—	—
+10% market area price change	—	—	—	—	—	—
-10% market area price change	—	—	—	—	—	—
+20 basis points change in Limited Price Inflation (LPI) market curve²	(53)	(84)	—	—	—	—
-20 basis points change in LPI market curve²	51	82	—	—	—	—
+20 basis point increase between Retail Price Index & Consumer Price Index	43	—	—	—	—	—
-20 basis point decrease between Retail Price Index & Consumer Price Index	(38)	—	—	—	—	—
+50 basis points change in discount rate	—	—	—	—	(9)	(10)
-50 basis points change in discount rate	—	—	—	—	10	10
+10% change in venture capital price	—	—	—	—	28	—
-10% change in venture capital price	—	—	—	—	(28)	—
1.Level 3 commodity price sensitivity is included within the sensitivity analysis disclosed in note 35.
2.A reasonably possible change in assumption of other Level 3 derivative financial instruments is unlikely to result in a material change in fair values.
3.The investments acquired in the period were on market terms, and sensitivity is considered insignificant at 31 March 2023.